Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (5)	Summary Compensation Table Total for former PEO(1)	Compensation Actually Paid to former PEO (1)(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(3) (4) (5)	Value of Initial Fixed $100 Investment Based on		Net (loss) /Income (in thousands)	Adjusted EBITDA (7) (in thousands)
							Total Shareholder Return (6)	Peer Group Total Shareholder Return (6)
2022	$3,555,003	$2,731,927			$1,427,714	$1,059,279	$104.15	$123.28	$(15,842)	$257,150
2021	$2,456,970	$1,423,691	$4,400,422	$2,648,915	$935,317	$613,817	$142.48	$141.80	$121,431	$274,109
2020			$7,045,414	$10,839,520	$1,244,976	$1,837,408	$155.41	$113.66	$39,787	$221,974

Named Executive Officers, Footnote [Text Block]			The Principal Executive Officer and the former Principal Executive Officer reflected in the above table are Mr. Tometich and Mr. Barry respectively. Mr. Barry served as CEO through November 30, 2021 and Mr. Tometich became CEO on December 1, 2021.
Peer Group Issuers, Footnote [Text Block]			Total Shareholder Return assumes $100 invested on December 31, 2019, including reinvestment of dividends. Peer TSR represents the S&P MidCap 400 Index.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table total compensation
Current PEO

Year	Summary Compensation Table Total for Mr. Tometich	Pension Adjustment	Equity Adjustment	Compensation Actually Paid to Current PEO Total
2022	$3,555,003	$—	$(823,076)	$2,731,927
2021	$2,456,970	$—	$(1,033,279)	$1,423,691

Year	Fair Value of Current Equity Awards at Year End	Change in Fair Value of Prior Year Awards Unvested at Year End	Fair Value of Equity Awards Granted and Vested during the Year	Change in Fair Value of Prior Year Awards that Vested during the Year	Fair Value of Prior Year Awards Forfeited during the Year	Dividends	Less SCT Stock Awards and Option Awards	Equity Value included in CAP
2022	$1,277,642	$(56,980)	$—	$(346,885)	$—	$—	$(1,696,853)	$(823,076)
2021	$972,153	$—	$—	$—	$—	$—	$(2,005,432)	$(1,033,279)
Former PEO

Year	Summary Compensation Table Total for Mr. Barry	Pension Adjustment	Equity Adjustment	Compensation Actually Paid to Former PEO Total
2021	$4,400,422	$3,959	$(1,755,466)	$2,648,915
2020	$7,045,414	$(1,218,878)	$5,012,984	$10,839,520

Year	Service Cost	Prior Service Cost for Plan Amendments	Less Actuarial Present Value under Defined Benefit and Pension Plans	Adjustment to SCT for Pension Plans
2021	$40,959	$—	$(37,000)	$3,959
2020	$114,459	$—	$(1,333,337)	$(1,218,878)

Year	Fair Value of Current Equity Awards at Year End	Change in Fair Value of Prior Year Awards Unvested at Year End	Fair Value of Equity Awards Granted and Vested during the Year	Change in Fair Value of Prior Year Awards that Vested during the Year	Fair Value of Prior Year Awards Forfeited during the Year	Dividends	Less SCT Stock Awards and Option Awards	Equity Value included in CAP
2021	$1,986,178	$(2,096,930)	$—	$807,578	$—	$—	$(2,452,292)	$(1,755,466)
2020	$6,342,583	$1,508,472	$—	$(270,110)	$—	$—	$(2,567,961)	$5,012,984

Non-PEO NEO Average Total Compensation Amount			$ 1,427,714	$ 935,317	$ 1,244,976
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,059,279	613,817	1,837,408
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The non-PEO named executive officers reflected in the above table consist of Messrs. Hostetter, Berquist, Bijlani and Ms. Leneis for 2022; Ms. Hall and Messrs. Hostetter, Berquist, Bijlani and Platzer for 2021; and Ms. Hall and Messrs. Berquist, Bijlani and Platzer for 2020.
(4) To calculate average Compensation Actually Paid (“CAP”) for the other NEOs, the following amounts were deducted from and added to average Summary Compensation Table total compensation:
Other NEOs

Year	Summary Compensation Table Total for Other NEOs	Pension Adjustment	Equity Adjustment	Compensation Actually Paid to Other NEOs Total
2022	$1,427,714	$—	$(368,435)	$1,059,279
2021	$935,317	$—	$(321,500)	$613,817
2020	$1,244,976	$(125,415)	$717,847	$1,837,408

Year	Service Cost	Prior Service Cost for Plan Amendments	Less Actuarial Present Value under Defined Benefit and Pension Plans	Adjustment to SCT for Pension Plans
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—
2020	$30,322	$—	$(155,737)	$(125,415)

Year	Fair Value of Current Equity Awards at Year End	Change in Fair Value of Prior Year Awards Unvested at Year End	Fair Value of Equity Awards Granted and Vested during the Year	Change in Fair Value of Prior Year Awards that Vested during the Year	Fair Value of Prior Year Awards Forfeited during the Year	Dividends	Less SCT Stock Awards and Option Awards	Equity Value included in CAP
2022	$769,667	$(231,544)	$—	$(146,463)	$—	$—	$(760,095)	$(368,435)
2021	$262,702	$(206,627)	$561	$67,796	$(87,326)	$—	$(358,606)	$(321,500)
2020	$739,491	$310,580	$—	$(32,838)	$—	$—	$(299,386)	$717,847
(5) In calculating CAP, the Company determined the fair value of outstanding and vested equity awards in the applicable fiscal year in accordance with the SEC rules for CAP and computed in a manner consistent with the fair valuation methodology used to account for share-based payments for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock, CAP values are based on closing share price at year end (or the price on vesting date for vested awards and forfeiture date for forfeited awards). For performance share units, the CAP values are estimated using a Monte Carlo simulation as of the year-end date, incorporating estimates as to probable outcome of performance conditions as of the end of the performance period. For options, the valuations of outstanding awards as of year-end are based on a Black-Scholes option pricing model that incorporate a range of assumptions for inputs to determine the fair value for CAP purposes. For vested options, the fair value on the date of vesting represents the intrinsic value, which is calculated as the difference between the market price and the option exercise price. For more information about the Company’s share-based accounting, see Note 8 of Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, provided with this proxy statement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus TSR
The chart below illustrates the relationship between PEO and other NEOs average CAP to TSR based on the value of an initial investment of $100 invested in the Company’s common stock including reinvestment of dividends.

Compensation Actually Paid vs. Net Income [Text Block]			CAP versus Net Income The chart below illustrates the relationship between PEO and other NEOs average CAP to the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			CAP versus Adjusted EBITDA The chart below illustrates the relationship between PEO and other NEOs average CAP to the Company’s adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]
TSR: Company versus Peer Group
The following graph compares the cumulative total return (assuming reinvestment of dividends) from December 31, 2019 to December 31, 2022 for Quaker Houghton’s common stock and the S&P MidCap 400 Index assuming the investment of $100 on December 31, 2019 in each of Quaker Houghton’s common stock and the stocks comprising the S&P MidCap 400 Index. As supplemental information, we have also presented the cumulative total return of an assumed investment in companies comprising the S&P 400 Materials Group Index.

	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Quaker Chemical Corporation	$100.00	$155.41	$142.48	$104.15
S&P MidCap 400 Index	100.00	113.66	141.80	123.28
S&P 400 Materials Group Index	100.00	110.65	146.31	142.32

Total Shareholder Return Amount			$ 104.15	142.48	155.41
Peer Group Total Shareholder Return Amount			123.28	141.80	113.66
Net Income (Loss)			$ (15,842,000)	$ 121,431,000	$ 39,787,000
Company Selected Measure Amount			257,150,000	274,109,000	221,974,000
PEO Name	Mr. Tometich	Mr. Barry	Mr. Tometich		Mr. Barry
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			The Company Selected Measure is Adjusted EBITDA, which is a non-GAAP financial measure. A full discussion of our use of non-GAAP financial measures to enhance a reader’s understanding of the financial performance of the Company, and a reconciliation of these measures to the GAAP measures can be found on pages 31 to 36 in “Non-GAAP Measures” of Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, provided with this proxy statement.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Regional Profit Before Tax
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Market Share Gains (Net New Business Rate)
Tometich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,555,003	$ 2,456,970
PEO Actually Paid Compensation Amount			2,731,927	1,423,691
Barry [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				4,400,422	$ 7,045,414
PEO Actually Paid Compensation Amount				2,648,915	10,839,520
PEO [Member] | Tometich [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Tometich [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(823,076)	(1,033,279)
PEO [Member] | Tometich [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,277,642	972,153
PEO [Member] | Tometich [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(56,980)	0
PEO [Member] | Tometich [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Tometich [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(346,885)	0
PEO [Member] | Tometich [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Tometich [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Tometich [Member] | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,696,853)	(2,005,432)
PEO [Member] | Barry [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,959	(1,218,878)
PEO [Member] | Barry [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,755,466)	5,012,984
PEO [Member] | Barry [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				1,986,178	6,342,583
PEO [Member] | Barry [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(2,096,930)	1,508,472
PEO [Member] | Barry [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Barry [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				807,578	(270,110)
PEO [Member] | Barry [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Barry [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Barry [Member] | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(2,452,292)	(2,567,961)
PEO [Member] | Barry [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments				40,959	114,459
PEO [Member] | Barry [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments				0	0
PEO [Member] | Barry [Member] | Pension Adjustments, Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments				(37,000)	(1,333,337)
Non-PEO NEO [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(125,415)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(368,435)	(321,500)	717,847
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			769,667	262,702	739,491
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(231,544)	(206,627)	310,580
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	561	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(146,463)	67,796	(32,838)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	(87,326)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(760,095)	(358,606)	(299,386)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments			0	0	30,322
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments			0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Adjustments			$ 0	$ 0	$ (155,737)